Financial Instruments (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Carrying amount [Member] CAD	Dec. 31, 2011 Carrying amount [Member] CAD	Dec. 31, 2012 Fair value [Member] CAD	Dec. 31, 2011 Fair value [Member] CAD
Risk Management [Abstract]
Unamortized gain included in accumulated other comprehensive loss	8	8
Unamortized gain included in accumulated other comprehensive loss, after-tax	6	6
Financial assets [Abstract]
Investments				30	31	125	126
Financial liabilities [Abstract]
Total debt				6,900	6,576	8,379	7,978
Revolving credit facility, borrowing capacity	800
Loss Related To The Fair Value Of Foreign Exchange Forward Contracts	1
Value Of Foreign Exchange Forward Contracts			$ 400